New Accounting Pronouncements - Schedule of Unaudited Impact on Industrial Activities of Adoption of New Revenue Recognition Standard on Supplemental Statements of Cash Flows (Detail) - USD ($)
$ in Millions
	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities	$ (74)	$ 14	[1]
Net cash used in investing activities	(283)	(333)	[1]
Net cash used in financing activities	(1,519)	(948)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	64	80	[1]
Decrease in cash and cash equivalents and restricted cash	(1,812)	(1,187)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	4,388	4,667	[1]
Financial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities	(554)	(259)
Net cash used in investing activities	(147)	(797)
Net cash used in financing activities	(1,148)	(105)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	68	69
Decrease in cash and cash equivalents and restricted cash	(1,781)	(1,092)
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649
Cash and cash equivalents and restricted cash, end of period	$ 3,120	3,557
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		(174)
Net cash used in investing activities		(44)
Net cash used in financing activities		(948)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		73
Decrease in cash and cash equivalents and restricted cash		(1,093)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		3,924
AS Previously Report [Member] | Financial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		(332)
Net cash used in investing activities		(724)
Net cash used in financing activities		(105)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		69
Decrease in cash and cash equivalents and restricted cash		(1,092)
Cash and cash equivalents and restricted cash, beginning of year		4,649
Cash and cash equivalents and restricted cash, end of period		3,557
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		73
Net cash used in investing activities		$ (73)

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).